                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [   ]; Amendment Number:
                                                  ----------------
   This Amendment (Check only one):         [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bedford Oak Advisors, LLC
Address:          100 South Bedford Road
                  Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barry Kagan
Title:            Chief Financial Officer
Phone:            (914) 242-5730

Signature, Place, and Date of Signing:


    /s/ Barry Kagan   Mt. Kisco, New York                    November 10, 2005
    ----------------------------------------                 -------------------
     [Signature]     [City, State] [Date]

--------------------------------------------------------------------------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

         None



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3040054.1



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                1*
                                                          ---------------

Form 13F Information Table Entry Total:                          78
                                                          ---------------

Form 13F Information Table Value Total:                       $91,318
                                                          ---------------
                                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.                 Form 13F File Number                   Name

    1                   28-05211                               Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.





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
                           TITLE                MARKET    SHARE /
                            OF                  VALUE      PRN            SHARE/  PUT/                TO BE COMPLETED BY
   NAME OF ISSUER          CLASS     CUSIP      (USD)     AMOUNT           PRN    CALL                INVESTMENT MANAGER
---------------------      ------    -----      -----     ------         ------- ------ -----------------------------------------
                                                                                                                       VOTING
                                                                                        INVESTMENT     OTHER          AUTHORITY
                                                                                        DISCRETION    MANAGERS SOLE  SHARED     NONE
                                                                                        ----------    -------- ----  ------     ----
1ST CENTY BK
  NATL ASSN CA               COM   319425104    415,000    52,500           SH         Shared-Defined     1           52,500
AFLAC INCORPORATED           COM   001055102    725,000    16,000           SH         Shared-Defined     1           16,000
ADAMS RESPIRATORY-
  THERAPEUTICS, INC          COM   00635P107    323,000    10,000           SH         Shared-Defined     1           10,000
ADTRAN INC                   COM   00738A106    63,000      2,000           SH         Shared-Defined     1           2,000
AMERICAN EXPRESS CO.         COM   025816109   1,149,000   20,000           SH         Shared-Defined     1           20,000
AMER INTL GROUP INC.         COM   026874107    620,000    10,000           SH         Shared-Defined     1           10,000
AMGEN INC.                   COM   031162100    478,000     6,000           SH         Shared-Defined     1           6,000
BIOGEN IDEC INC.             COM   09062X103    197,000     5,000           SH         Shared-Defined     1           5,000
BLOCKBUSTER INC CLASS A      COM   093679108    812,000    171,000          SH         Shared-Defined     1          171,000
BROADCOM CORP CL-A           COM   111320107    70,000      1,500           SH         Shared-Defined     1           1,500
CADIZ INC.                   COM   127537207  15,526,000   818,000          SH         Shared-Defined     1          818,000
CARDINAL HEALTH INC          COM   14149Y108   1,269,000   20,000           SH         Shared-Defined     1           20,000
CAREMARK RX INC.             COM   141705103    50,000      1,000           SH         Shared-Defined     1           1,000
CEMEX SA SPONS ADR PART
  CERSPONSORED ADR           COM   151290889    105,000     2,000           SH         Shared-Defined     1           2,000
CHARLES RIV LABS INTL INC.   COM   159864107    436,000    10,000           SH         Shared-Defined     1           10,000
COCA-COLA CO.                COM   191216100   4,064,000   94,100           SH         Shared-Defined     1           94,100
COLUMBIA LABORATORIES, INC.  COM   197779101   1,109,000   295,000          SH         Shared-Defined     1          295,000
COMPUTER NETWORK TECH
  CORP 3.00000000
  02/15/2007 SER: BCONV AF   CNV   204925AC5    241,000    250,000          PRN        Shared-Defined     1          250,000
COMPUWARE CORP.              COM   205638109    57,000      6,000           SH         Shared-Defined     1           6,000
CONTINUCARE CORPORATION      COM   212172100   1,967,000   768,200          SH         Shared-Defined     1          768,200
CROWN MEDIA HLDGS INC
  CLASS A                    COM   228411104   1,095,000   100,000          SH         Shared-Defined     1          100,000
CYBERSOURCE CORP.            COM   23251J106    33,000      5,000           SH         Shared-Defined     1           5,000
DRESSER-RAND GROUP INC.      COM   261608103    25,000      1,000           SH         Shared-Defined     1           1,000
PUT/ELN (ELNVU)
  @7.5 EXP10/22/2005         PUT   284131208    15,000      1,000           SH    PUT  Shared-Defined     1           1,000
ELAN CORP PLC (ADR)ADR       COM   284131208    89,000     10,000           SH         Shared-Defined     1           10,000
EPOCH HOLDING CORP           COM   29428R103   4,275,000   855,000          SH         Shared-Defined     1          855,000
1ST CENTY BK NATL ASSN CA    COM   319425104    415,000    52,500           SH         Shared-Defined     1           52,500
FISHER SCIENTIFIC INTL INC.  COM   338032204   1,489,000   24,000           SH         Shared-Defined     1           24,000
GP STRATEGIES CORP.          COM   36225V104  19,225,000  2,133,719         SH         Shared-Defined     1         2,133,719
GP STRATEGIES CORPORATION
  CMN  CLASS B               COM   362990350   2,703,000   300,000          SH         Shared-Defined     1          300,000
PUT/GD(GDWA)
  @105 EXP11/19/2005         PUT   369550108     7,000       335            SH    PUT  Shared-Defined     1            335
GENERAL DYNAMICS CORP.       COM   369550108    837,000     7,000           SH         Shared-Defined     1           7,000
GILEAD SCIENCES              COM   375558103    98,000      2,000           SH         Shared-Defined     1           2,000
GLACIER WTR SVCS INC.        COM   376395109   3,048,000   152,400          SH         Shared-Defined     1          152,400
HELMERICH & PAYNE INC.       COM   423452101    121,000     2,000           SH         Shared-Defined     1           2,000
HOME DEPOT INC.              COM   437076102    381,000    10,000           SH         Shared-Defined     1           10,000
HONEYWELL INTL INC.          COM   438516106    188,000     5,000           SH         Shared-Defined     1           5,000
ISHARES MSCI JAPAN
  INDEX FDMARKET INDEX       ETF   464286848    597,000    49,000           SH         Shared-Defined                 49,000
PUT/JPM(JPMVZ)
  @32.5 EXP10/22/2005        PUT   46625H100    44,000      1,090           SH    PUT  Shared-Defined     1           1,090
JPMORGAN CHASE & CO.         COM   46625H100   3,698,000   109,000          SH         Shared-Defined     1          109,000
JOY GLOBAL INC.              COM   481165108    50,000      1,000           SH         Shared-Defined     1           1,000
LEGG MASON INC.              COM   524901105    110,000     1,000           SH         Shared-Defined     1           1,000
LIVEPERSON INC.              COM   538146101    30,000      8,000           SH         Shared-Defined     1           8,000
LUCENT TECHNOLOGIES INC.     COM   549463107    33,000     10,000           SH         Shared-Defined     1           10,000
MEDTRONIC INC.               COM   585055106    429,000     8,000           SH         Shared-Defined     1           8,000
PUT/MSFT(MSQVJ)
  @25 EXP10/22/2005          PUT   594918104     9,000       535            SH    PUT  Shared-Defined     1            535
MITSUBISHI TOKYO
  FINANCE GROUP INCADR       COM   606816106    83,000      6,400           SH         Shared-Defined     1           6,400
NIC INC.                     COM   62914B100    328,000    50,000           SH         Shared-Defined     1           50,000
NATIONAL PATENT
  DEV CORP NEW               COM   637132101   6,331,000  2,434,830         SH         Shared-Defined     1         2,434,830
NATL SEMICONDUCTOR CORP      COM   637640103    131,000     5,000           SH         Shared-Defined     1           5,000
NOMURA HOLDINGS,
  INC.SPONSORED ADR          COM   65535H208    92,000      5,900           SH         Shared-Defined     1           5,900
NORTHROP GRUMMAN CORP        COM   666807102    924,000    17,000           SH         Shared-Defined     1           17,000
NYFIX INC                    COM   670712108   2,671,000   462,900          SH         Shared-Defined     1          462,900
ORACLE CORPORATION           COM   68389X105    12,000      1,000           SH         Shared-Defined     1           1,000
ORCHID CELLMARK INC.         COM   68573C107    51,000      6,000           SH         Shared-Defined     1           6,000
PEMCO AVIATION
  GROUP INC                  COM   706444106    425,000    18,800           SH         Shared-Defined     1           18,800
PROGRESSIVE
  CORPORATION (THE)          COM   743315103    105,000     1,000           SH         Shared-Defined     1           1,000
PROLONG INTERNATIONAL
  CORP                       COM   743411100    67,000     674,530          SH         Shared-Defined     1          674,530
SLM CORPORATION              COM   78442P106    429,000     8,000           SH         Shared-Defined     1           8,000
STANDARD & POORS
  DEP RCPTSSPDR              ETF   78462F103    123,000     1,000           SH         Shared-Defined     1           1,000
ST JUDE MEDICAL INC.         COM   790849103    94,000      2,000           SH         Shared-Defined     1           2,000
CHARLES SCHWAB
  CORPORATION                COM   808513105    87,000      6,000           SH         Shared-Defined     1           6,000
SIRIUS SATELLITE
  RADIO INC.                 COM   82966U103    131,000    20,000           SH         Shared-Defined     1           20,000
SOMANETICS
  CORP (NEW)                 COM   834445405    25,000      1,000           SH         Shared-Defined     1           1,000
SONICWALL INC                COM   835470105     6,000      1,000           SH         Shared-Defined     1           1,000
SONOCO PRODUCTS CO           COM   835495102    464,000    17,000           SH         Shared-Defined     1           17,000
STRYKER CORP                 COM   863667101    544,000    11,000           SH         Shared-Defined     1           11,000
TEMPLE INLAND INC            COM   879868107    409,000    10,000           SH         Shared-Defined     1           10,000
PUT/TXN(TXNVY)
  @27.5 EXP10/22/2005        PUT   882508104     6,000       840            SH    PUT  Shared-Defined     1            840
UNISYS CORPORATION           COM   909214108    33,000      5,000           SH         Shared-Defined     1           5,000
UNIT CORP                    COM   909218109    55,000      1,000           SH         Shared-Defined     1           1,000
VALUEVISION MEDIA
  INC. CLASS A               COM   92047K107    965,000    85,000           SH         Shared-Defined     1           85,000
WEBMD CORP                   COM   94769M105   3,490,000   315,000          SH         Shared-Defined     1          315,000
PUT/WFC(WFCVL)
  @60 EXP10/22/2005          PUT   949746101    16,000       90             SH    PUT  Shared-Defined     1             90
WELLS FARGO & CO (NEW)       COM   949746101    527,000     9,000           SH         Shared-Defined     1           9,000
XM SATELLITE RADIO
  HLDGS INC CLASS A          COM   983759101   3,735,000   104,000          SH         Shared-Defined     1          104,000
YOUNG BROADCASTING
  INC CL-A                   COM   987434107    175,000    50,000           SH         Shared-Defined     1           50,000
PARTNERRE LTD BERMUDA        COM   G6852T105    64,000      1,000           SH         Shared-Defined     1           1,000